Fair Value Measurements - Fair Value Hierarchy of the Plan’s Assets at Fair Value (Details) - Trustmark 401(k) Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Investments	$ 432,183,469	$ 393,989,201
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	160,140,231	145,788,288
Common Stock of Trustmark Corporation [Member]
Fair Value Measurements [Abstract]
Investments	16,473,118	17,390,020
Self-directed Brokerage Accounts [Member]
Fair Value Measurements [Abstract]
Investments	22,228,731	17,858,332
Investments at Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments	198,842,080	181,036,640
Collective Investment Funds [Member]
Fair Value Measurements [Abstract]
Investments	192,747,015	174,713,346
Pooled Separate Account [Member]
Fair Value Measurements [Abstract]
Investments	40,594,374	38,239,215
Level 1 [Member]
Fair Value Measurements [Abstract]
Investments	198,842,080	181,036,640
Level 1 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	160,140,231	145,788,288
Level 1 [Member] | Common Stock of Trustmark Corporation [Member]
Fair Value Measurements [Abstract]
Investments	16,473,118	17,390,020
Level 1 [Member] | Self-directed Brokerage Accounts [Member]
Fair Value Measurements [Abstract]
Investments	22,228,731	17,858,332
Level 1 [Member] | Investments at Fair Value Hierarchy [Member]
Fair Value Measurements [Abstract]
Investments	198,842,080	181,036,640
Level 1 [Member] | Collective Investment Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Level 1 [Member] | Pooled Separate Account [Member]
Fair Value Measurements [Abstract]
Investments	$ 0	$ 0